Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

10.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between companies comprising the Group have been eliminated in the consolidation process and are not disclosed in this Note.

As of the date of these consolidated financial statements, there are no allowances for doubtful accounts between related entities.

The controlling company of Enel Chile is the Italian company Enel S.p.A.

Enel Chile S.A. provides administrative services to its subsidiaries, through a centralized cash contract used to finance cash deficits or consolidate cash surpluses. These accounts may have a debtor or creditor balance and are prepayable, short-term accounts with a variable interest rate that represents market conditions. To reflect these market conditions, the interest rates are reviewed periodically through an update procedure approved by the Boards of Directors of the respective companies.

10.1 Balances and transactions with related parties

The balances of receivables and payable as of December 31, 2024 and 2023 are as follows:

a)	Receivables from related parties

						Current			Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2024	12-31-2023		12-31-2024	12-31-2023
						ThCh$	ThCh$		ThCh$	ThCh$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	249,045	247,437	-	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,874,494	1,670,459	-	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	16,754	14,748	-	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	17,671	15,555	-	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	2,218,800	1,859,584	-	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	905,961	767,621	-	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	332,309	147,491	-	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Administrative Services	2,960,875	1,133,921	-	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	83,764	67,307	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	-	710,446	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	—	1,389,644	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	-	521,628	-	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	19,671,039	3,988,333	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	2,351,737	1,447,752	-	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	11,426	55,113	-	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	-	12,748	—		—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	233,615	224,177	-	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	68,271	22,741	-	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	525,325	492,226	-	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	2,120,908	23,737,063	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	694,913	615,499	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	2,055,772	1,828,895	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	946,162	672,349	-	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	599,280	561,521	-	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	35,461	111,271	-	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	1,530,307	1,438,058	-	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	297,171	278,448	-	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,166,485	1,020,093	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	58,104	54,443	-	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	698,896	580,915	-	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	18,970	-	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	—	242,125	-	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	—	3,298,013	-	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	—	215,021	-	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	42,453	8,199	-	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other Services	650,016	—	-	—	—
Foreign	EGP Magdalena Solar SA de CV	Mexico	Common Immediate Parent	US$	Engineering Services	366,322	—	-	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	804,311	-	—	—
		Total				42,783,336	50,274,125		—	—

b)	Payables to related parties

Taxpayer						Current		Non-current
ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2024	12-31-2023	12-31-2024	12-31-2023
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Argentina S.A.	Argentina	Common Immediate Parent	US$	Other Services	2,130	-	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	IT Services	96,815	85,066	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	21,897	18,532	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	100,750	99,449	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	IT Services	12,961	10,889	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	-	725,547	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	664,597	211,676	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	-	3,504,042	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	-	2,237,282	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	17,411,427	13,109,107	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	830,054	845,605	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	204,123	86,671	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	33,171	31,005	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchases	591,816	520,938	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	191,814	171,500	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	1,273,957	713,663	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	-	22,016	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	671,338	323,962	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other Services	113,106	451,430	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Technical Services	-	220,579	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	166,505,078	146,577,056	1,015,904,873	1,034,791,219
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	12,218	114,153	—	—
Foreign	Enel X Advisory Services S.r.L.	Italy	Common Immediate Parent	EUR	Technical Services	7,287	-	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	506,009	1,973,905	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	3,065,906	7,773,093	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	-	238,209	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	-	538,142	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	28,312	26,463	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodities derivatives	1,353,173	29,915,452	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	1,461,321	5,084,420	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	311,776	642,625	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	EUR	Engineering Services	707,985	653,225	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	-	245,139	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	9,000,456	31,310,148	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	14,125,373	16,707,060	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	3,743,485	6,259,507	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	2,241,694	7,680,812	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	—	325,943	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	2,125,763	16,688,192	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	2,532,327	8,393,271	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	IT Services	695,578	714,721	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	2,059,352	1,919,621	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	-	113,349	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	1,485,162	1,471,152	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	40,198,093	123,046,700	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	2,264	1,988	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	4,608,916	6,259,685	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	2,486,018	2,924,035	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,253,659	3,594,734	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Financial Guarantee Services	1,698,197	1,194,512	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	-	113,027	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	259,839	434,851	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	13,582,828	14,627,961	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	23,903	1,626,356	-	-
		Total				298,301,928	462,578,466	1,015,904,873	1,034,791,219

(*) See Note 10.1. d) and e) below.

c)	Significant transactions and effects on profit or loss:

The significant transactions with related companies that are not consolidated, are as follows:

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2024	2023	2022
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	—	22,404,257	180,214,107
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Fuel Consumption	—	(2,702,995)	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and others	6,688,879	8,356,103	7,859,162
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(223,839,011)	(214,830,783)	(443,243,955)
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas Sales	—	6,588,337	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical Services	(5,806,595)	(4,857,322)	(3,545,918)
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	IT Services	(2,438,974)	(2,014,876)	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	(3,089,468)	(3,274,480)	(1,254,045)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(3,035,638)	(3,483,451)	(2,260,739)
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(3,652,282)	(3,965,495)	(2,340,510)
Foreign	Enel S.p.A.	Italy	Parent	Financial expenses	(3,794,499)	(914,228)	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	(18,681,998)	156,461,363	36,940,008
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	19,224,275	—	166,792,281
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	—	(1,477,536)	(1,492,743)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(63,392,975)	(56,576,882)	(72,578,171)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(11,924,956)	(12,774,436)	(6,136,692)
Foreign	Gridspertise S.r.L.	Italy	Common Immediate Parent	Purchase of materials	—	(2,867,907)	—

The transactions detailed in the preceding table correspond to all transactions that exceed ThCh$2,000,000, by counterparty and nature of the transactions.

d)	Future undiscounted debt flows

The estimates of undiscounted cash flows for loans payable as of December 31, 2024 and 2023 are as follows:

					12-31-2024
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Finance International NV	Netherlands	US$	2.91%	8,589,101	185,610,222	194,199,323	189,609,714	185,020,106	21,122,461	21,064,749	709,735,278	1,126,552,308
				Total	8,589,101	185,610,222	194,199,323	189,609,714	185,020,106	21,122,461	21,064,749	709,735,278	1,126,552,308

					12-31-2023
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Foreign	Enel Finance International NV	Netherlands	US$	2.89%	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184
				Total	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184

e)	Significant transaction
i.	In June 2019, Enel Chile entered into a revolving credit facility with Enel Finance International N.V. in US dollars for a total of US$50 million, initially at a LIBOR 1M, 3M or 6M variable rate plus a margin of 0.90% (transitioned to SOFR in June 2023), with monthly, quarterly or semiannual interest payments, and a maturity date of June 24, 2024. As of December 31, 2024 the revolving credit facility is no longer available, in accordance with the termination date established in the contract.

ii.	On March 11, 2020, Enel Finance International NV granted a loan in US dollars to Enel Chile for up to US$400 million, with a fixed interest rate of 3.30%, with the payment of interest every six months and a maturity date of March 11, 2030. The loan contracted by Enel Chile S.A. is a bullet maturity loan and can be repaid in advance, partially or in full, as established in the agreement. The debt balance as of December 31, 2024 amounts to US$400 million equivalent to ThCh$398,584,000 (US$400 million equivalent to ThCh$350,848,000 as of December 31, 2023). The accrued interest as of December 31, 2024 amounts to ThCh$4,055,592 (ThCh$3,569,878 as of December 31, 2023).
iii.	On April 1, 2021, Enel Chile S.A. entered into an SDG-Linked loan of US$300 million from Enel Finance International N.V. This loan has a fixed interest rate of 2.50% (which is subject to compliance with a reduction of greenhouse gas emissions (CO2) until December 2023), with semi-annual interest payments and maturing on April 1, 2031. The loan contracted by Enel Chile S.A. has a bullet maturity and can be repaid in advance, partially or totally, as established in the contract. As of December 31, 2024, the debt balance amounts to US$300 million equivalent to ThCh$298,938,000 (US$300 million equivalent to ThCh$263,136,000 as of December 31, 2023). As of December 31, 2024, the accrued interest amounts to ThCh$1,926,905 (ThCh$1,699,420 as of December 31, 2023). As of October 1, 2024, the rate increased by 0.05% due to the fact that at the end of 2023 the CO2 target planned by the company was not reached.
iv.	On April 1, 2021, Enel Chile S.A. entered into an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$290 million. This credit facility initially had a variable interest rate of LIBOR 1M, 3M or 6M + 1.00% margin, which is indexed to compliance with a reduction of greenhouse gas emissions to December 2023, with monthly, quarterly or semi-annual interest payments and maturity on April 1, 2026. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability fee equal to 35% of the margin on the undrawn amount. In June 2023, the Group successfully completed the LIBOR-SOFR transition of 100% of its financial and derivative contracts, in line with market standards. According to this change the current rate would be SOFR + margin (1.00%) + adjustment margin 1M (0.11448%), 3M (0.26161%) and 6M (0.42826%). On April 8, 2024, this line was drawn for an amount of US$190 million at a 1M SOFR rate, maturing on October 28, 2024, the same date on which the facility was repaid. On April 12, 2024, a new draw was made for an amount of US$100 million at SOFR 1M, maturing on October 28, 2024, the same date on which the draw was amortized. Because of to its revolving line characteristic, upon maturity, a decision will be made to renew or repay it, and it cannot be extended beyond the line's maturity date. As of December 31, 2024, the line is 100% available. Starting from April 2024 the rate increased by 0.05% because the CO2 target planned by the company was not achieved by the end of 2023.
v.	On June 30, 2021, the debt previously held by Enel Green Power S.A. was transferred to Enel Chile under the following conditions: the debt was refinanced by Enel Finance International N.V. for US$644 million, at a fixed interest rate of 2.82% per annum, with semi-annual interest payments (beginning on June 30, 2024) and maturing on December 31, 2027. The debt has a semi-annual amortization schedule, beginning on June 30, 2024 and voluntary prepayment with a “breakage cost”. On June 30, 2024, the first amortization of this debt was made, according to the contract schedule. The debt balance as of December 31, 2024, amounts to US$483 million, equivalent to ThCh$481,567,745 (US$644 million as of December 31, 2023, equivalent to ThCh$565,191,044). This debt does not have accrued interest as of December 31, 2024, since the payment of interest was made on December 30, 2024.

vi.	On September 30, 2021, Enel Chile S.A. entered into an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$200 million. This credit line initially had a variable interest rate of LIBOR 1M, 3M or 6M + 1.15% margin (structured so that the interest rate relates to compliance with a reduction in the ratio of greenhouse effect gas emissions as of December 2023), with monthly, quarterly, or semi-annual interest payments, and maturing on September 30, 2025. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability fee equal to 30.0% of the margin on the undrawn amount. In June 2023, the Group successfully completed the LIBOR-SOFR transition of 100% of its financial and derivative contracts, in line with market standards. According to this change the current rate would be SOFR + margin (1.15%) + adjustment margin 1M (0.11448%), 3M (0.26161%) and 6M (0.42826%). On April 12, 2024, this line was drawn for an amount of US$200 million at SOFR 1M, being partially repaid for an amount of US$100 million on June 10, 2024, maturing on October 9, 2024, where US$50 million was repaid. The remaining balance of US$50 million was amortized on October 28, 2024. On June 25, 2024, a new drawdown was made for US$100 million at SOFR 1M, maturing on October 28, 2024, the same date on which the drawdown was amortized. As of December 31, 2024, the facility is not available, since it was closed early on December 30, 2024. As of April 22, 2024, the rate increased by 0.05% because the CO2 target planned by the company was not achieved by the end of 2023.
vii.	On May 31, 2023, Enel Chile S.A. entered into a committed revolving credit line with Enel Finance International N.V. in US dollars for a total of US$100 million, at a variable interest rate of Term SOFR 1M, 3M, or 6M plus a margin of 1.25%, with monthly, quarterly, or semi-annual interest payment, and draws can be made for periods of 1, 3, or 6 months, renewable until the final maturity on May 31, 2024. During the year 2024, no draws were made from the line. As of December 31, 2024, this line is no longer available, in accordance with the termination date established in the contract.
viii.	On March 28, 2024, Enel Chile S.A. entered into a committed revolving credit facility with Enel Finance International N.V. in US dollars for a total of US$700 million, at a variable interest rate of Term SOFR 1M, 3M or 6M plus a margin of 1.45%, with monthly, quarterly or biannual payment of interest, which can be drawn for periods of 1, 3 or 6 months, renewable until final maturity on March 28, 2026. During the period of availability, Enel Chile S.A. shall pay an annual availability fee equivalent to 35% of the margin on the undrawn amount. On April 12, there was a draw on this credit facility for the amount of US$100 million at a rate of SOFR 1M, and it was partially amortized in the amount of US$50 million on May 10, 2024, with the remaining balance of US$50 million amortized on June 10, 2024. On April 30, 2024, there was a new draw in the amount of US$200 million at a rate of SOFR 1M, which was partially amortized in the amount of US$50 million on May 31, 2024, and the remaining balance of US$150 million was renewed until August 23, 2024, where there was a new amortization of US$70 million. The remaining balance of US$80 million was amortized on September 23, 2024. As of December 31, 2024, the line is not available, since it was closed early on November 7, 2024.
ix.	On March 28, 2024, Enel Chile S.A. entered into a committed revolving credit facility with Enel Finance International N.V. in US dollars for a total amount of US$50 million, at a variable Term SOFR 1M, 3M or 6M interest rate, plus a 1.00% margin, with monthly, quarterly or biannual interest payment, which can be drawn for periods of 1, 3 or 6 months, renewable until the final maturity on March 28, 2027. During the period of availability, Enel Chile S.A. shall pay an annual availability fee equivalent to 30% of the margin of the undrawn amount. In turn, the contract contemplates an initial upfront fee payment corresponding to 0.5% of the committed amount. On July 5, 2024, this line was drawn in the amount of US$50 million at SOFR 1M, maturing on October 28, 2024, the date on which the facility was repaid. As of December 31, 2024, the facility is 100% available.

10.2 Board of directors and key management personnel

Enel Chile is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors in office as of December 31, 2024, and comprises the following people:

•	Mr. Marcelo Castillo Agurto
•	Mrs. María Teresa Vial Álamos
•	Mr. Pablo Cabrera Gaete
•	Mrs. Isabella Alessio
•	Mr. Salvatore Bernabei
•	Mr. Pablo Cruz Olivos

At the Ordinary Board Meeting held on April 29, 2024, Mr. Marcelo Castillo Agurto was elected as Chairman of the Board and Mr. Domingo Valdés Prieto as Secretary of the Board. As of November 15, 2024, the Board of Directors appointed Mr. Nicolás Lustig Falcón as the new Secretary of the Board of Directors, effective as of December 17, 2024, replacing Mr. Valdés who had resigned from his position. As of January 31, 2025, Mr. Lustig resigned from the Company and Ms. Josefa Rodríguez Benavente was appointed to replace him as Secretary of the Board of Directors.

The Directors’ Committee was also appointed during the same Board Meeting, which is governed by Law No. 18,046 and the Sarbanes-Oxley Act of 2022. This Committee comprises the Directors Mrs. Maria Teresa Vial Álamos, Mr. Pablo Cabrera Gaete, and Mr. Pablo Cruz Olivos. In accordance with the provisions of Circular No. 1,956 of the Financial Market Commission, we inform that Mr. Pablo Cabrera Gaete and Mr. Pablo Cruz Olivos are independent directors.

On April 29, 2024, the Company's Directors' Committee appointed Ms. Maria Teresa Vial Álamos as  Chair of the Directors’ Committee and Mr. Domingo Valdés Prieto as Secretary of the Directors’ Committee. As of December 17, 2024, the Directors' Committee appointed Mr. Nicolás Lustig Falcón as the new Secretary of the Committee. As of January 31, 2025, Mr. Lustig resigned from the Company and Ms. Josefa Rodríguez Benavente was appointed as Secretary of the Directors' Committee.

a)	Receivables and payable and other transactions
-	Receivables and payables

There are no outstanding balances receivable and payable between the Company and its Directors and Group Management.

-	Other transactions

There are no transactions other than remuneration between the Company and its Directors and Group Management.

b)	Guarantees given by the Company in favor of the directors

No guarantees have been given to the Directors.

c)	Compensation for directors

In accordance with Article 33 of Law No. 18,046 (Chilean Corporations Law), governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of Enel Chile S.A.

A monthly compensation, one part a fixed monthly fee and another part dependent on the number of meetings attended, shall also be paid to each member of the Board of Directors. This compensation is broken down as follows:

-	UF 216 as a fixed monthly fee in any event; and
-	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total, whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the compensation of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Chile S.A. participates in more than one Board of Directors of domestic or foreign subsidiaries and/or affiliates, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Chile S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Chile S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors of any of Enel Chile S.A.’s domestic or foreign subsidiaries, affiliates or investee in any way. However, said remunerations or per diem allowances may be received by the executive officers as long as they are previously and expressly authorized as advances of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on the  number of meetings attended.

This compensation is broken down as follows:

-	UF 72 as a fixed monthly fee in any event, and
-	UF 26.4 as a per diem for each Committee meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2024, 2023 and 2022:

				December 31, 2024
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - April 2024	80,905	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January - April 2024	40,452	-	13,484
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - April 2024	40,452	-	13,484
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2024	136,004	-	44,332
12.627.794-6	Maria Teresa Vial Alamos	Director	April - December 2024	95,820		30,937
10.434.628-6	Pablo Cruz Olivos	Director	April - December 2024	95,820		30,937
9.973.492-2	Marcelo Castillo Agurto (1)	Chairman	April - December 2024	-	-	-
Foreign	Monica Girardi (2)	Director	January - September 2024	-	-	-
Foreign	Isabella Alessio	Director	January - December 2024	-	-	-
Foreign	Salvatore Bernabei	Director	January - December 2024	-	-	-
			TOTAL	489,453	-	133,174

				December 31, 2023
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2023	260,904	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2023	130,452	-	42,531
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2023	130,452	-	42,531
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - December 2023	130,452	-	42,531
Foreign	Monica Girardi	Director	January - December 2023	-	-	-
Foreign	Isabella Alessio	Director	January - December 2023	-	-	-
Foreign	Salvatore Bernabei	Director	January - December 2023	-	-	-
			TOTAL	652,260	-	127,593

				December 31, 2022
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2022	250,419	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2022	125,209	-	41,688
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2022	125,209	-	41,688
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - December 2022	125,209	-	41,688
Foreign	Monica Girardi	Director	January - December 2022	-	-	-
Foreign	Isabella Alessio	Director	January - December 2022	-	-	-
Foreign	Salvatore Bernabei	Director	January - December 2022	-	-	-
			TOTAL	626,046	-	125,064

(1)	Mr. Marcelo Castillo Agurto was elected as Chairman of the Board of Directors of the Company at the Ordinary Board Meeting held on April 29, 2024, a position previously held by Mr. Herman Chadwick Piñera.
(2)	On September 27, 2024, Mrs. Mónica Girardi submitted her resignation from the Company's Board of Directors.

10.3 Key management personnel

Enel Chile’s key management personnel as of December 31, 2024, is comprised of the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Fabrizio Barderi (1)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (1)	Chief Executive Officer
Foreign	Simone Conticelli (1)	Administration Finance and Control Officer
Foreign	Giuseppe Turchiarelli (1)	Interim Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn (2)	Human Resources and Organization Manager
Foreign	Gaetano Manzulli (2)	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto (3)	General Counsel and Secretary to the Board
8.664.305-7	Nicolás Lustig Falcón (3)	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela	Internal Audit Manager
27.965.892-2	Montserrat Palomar Quilez (4)	Sustainability and Relationship Manager
11.625.161-2	Pedro Urzúa Frei (4)	External Relations & Sustainability Officer

(1)	On January 25, 2024, Mr. Fabrizio Barderi submitted his resignation as Chief Executive Officer of the Company and remained in his role until February 29, 2024. Effective March 1, 2024, Mr. Giuseppe Turchiarelli assumed the position of Interim Chief Executive Officer, maintaining this appointment until May 1, 2024, when he took on the role of Chief Executive Officer of the Company on a permanent basis. Mr. Turchiarelli continued to serve as Interim Chief Financial Officer until September 30, 2024. Effective October 1, 2024, Mr. Simone Conticelli assumed the position of Chief Financial Officer.
(2)	On December 31, 2024, Ms. Liliana Schnaidt Hagedorn ceased to be Human Resources Officer of the Company, in her place Mr. Gaetano Manzulli was appointed, who assumed his position on January 1, 2025.
(3)	On December 16, 2024, Mr. Domingo Valdés Prieto ceased to be General Counsel of the Company, in his replacement Mr. Nicolás Lustig Falcón was appointed, who assumed his position on December 17, 2024. On January 31, 2025, Mr. Lustig resigned from the Company.
(4)	On March 31, 2024, Ms. Montserrat Palomar Quilez ceased to be a Sustainability and Relationship Manager of the Company. Effective April 1, 2024, Mr. Pedro Urzúa Frei assumed the position of External Relations & Sustainability Officer.

10.4 Compensation and incentive plans for key management personnel

Enel Chile has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of cash bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

For expatriate executives, compensation, annual bonus plans, and long-term incentives are subject to recharge agreements, so this cost has been borne by Enel Chile.

Compensation received by key management personnel are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	ThCh$	ThCh$	ThCh$
Remuneration	1,876,455	2,455,831	2,241,508
Short-term benefits for employees	371,839	345,548	261,306
Other long-term benefits	409,206	394,570	143,969
Total	2,657,500	3,195,949	2,646,783

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

10.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key Management personnel based on the share price of the Enel Chile common stock.

10.6 Restricted stock unit program

In 2022, under an established restricted stock unit (“RSU”) program that was implemented for that year only, certain key personnel of Enel Chile received a one-time issuance of Enel S.p.A. shares for the corresponding RSU award. These shares were not issued on a discretionary basis, but were automatically issued upon vesting of the RSUs on a pre-established date once certain performance-based vesting conditions were met. The cost of the RSU program is subject to an outstanding recharge agreement; accordingly, such cost has been borne by Enel Chile. This agreement establishes that all fixed and variable remuneration of certain expatriate executives (whether in cash or in kind) is paid by the company to which the expatriate executive provides services. The cost of the program amounted to ThCh$27,395, which is included in the item Payroll expenses for 2022.